Schedule of Pension Plans (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Current service cost	$ 180	$ 171	$ 353	$ 330	$ 655	$ 678
Interest cost	50	52	101	102	213	129
Expected return on plan assets	(97)	(73)	(195)	(142)	(296)	(194)
Actuarial loss / (gain) recognized	(14)	(42)	(27)	(81)	(161)	(179)
Actuarial loss / (gain) recognized because of settlement	(4)		(4)		(341)	(699)
Amortization of prior service credit	(37)	(38)	(73)	(73)	(145)	(135)
Net charge to statement of operations	$ 78	$ 70	$ 155	$ 136	$ (75)	$ (400)